Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Inventory consists of the following (in thousands):

	December 31,
	2023	2022
Raw materials and work in process	$10,354	$13,380
Finished goods	14,622	40,680

Total inventory	$24,976	$54,060